Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	GREENWAVE TECHNOLOGY SOLUTIONS, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001589149
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2612944